Segment reporting	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment reporting
5.	Segment reporting
Segment
information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of segment performance which forms part of the basis for many of the company’s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
On 1 June 2020, AB InBev divested CUB, its Australian subsidiary, to Asahi. Since the results of the Australian operations represented a separate major line of business, these were accounted for as discontinued operations (“profit from discontinued operations”) up to 31 May 2020.
All figures in the tables below are stated in million US dollar, except volume (million hls).

	North America			Middle Americas			South America			EMEA			Asia Pacific
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Volume	103	107	107	148	141	121	164	157	144	91	87	76	89	88	82

Revenue	16 566	16 257	15 622	14 180	12 541	10 032	11 599	9 494	8 092	8 120	8 032	6 835	6 532	6 848	5 648

Profit from operations	5 220	5 110	5 147	5 219	4 888	3 885	2 620	2 305	2 350	1 478	1 472	(1 722)	1 431	1 569	1 062

Net finance income/(cost)
Share of results of associates
Exceptional share of results of associates
Income tax expense
Profit from continuing operations
Profit from discontinued operations
Profit

Segment assets (non-current)	63 379	63 722	63 765	66 262	67 516	72 331	14 297	12 917	12 348	30 918	34 098	35 578	12 397	13 453	13 845
Gross capex	695	868	646	1 319	1 307	829	1 001	1 154	727	1 011	1 051	768	496	605	508
FTE	20 040	19 691	20 281	52 355	51 969	48 751	42 028	42 209	40 630	21 306	22 215	22 357	24 331	26 095	26 510

	Global Export and Holding companies			AB InBev Worldwide
	2022	2021	2020	2022	2021	2020
Volume	1	2	1	595	582	531

Revenue	790	1 133	652	57 786	54 304	46 881

Profit from operations	(1451)	(1 520)	(1 103)	14 517	13 824	9 620

Net finance income/(cost)				(4 148)	(5 609)	(7 697)
Share of results of associates				299	248	156
Exceptional share of results of associates				(1 143)	—	—
Income tax expense				(1 928)	(2 350)	(1 932)

Profit from continuing operations				7 597	6 114	147

Profit from discontinued operations				—	—	2 055

Profit				7 597	6 114	2 202

Segment assets (non-current)	2 505	1 973	2 024	189 757	193 678	199 891
Gross capex	638	655	303	5 160	5 640	3 781
FTE	6 572	7 160	5 166	166 632	169 339	163 695

For the year ended 31 December 2022, net revenue from the beer business amounted to 51 544m US dollar (2021: 49 333m US dollar; 2020: 43 044m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) accounted for 6 242m US dollar (2021: 4 971m US dollar; 2020: 3 837m US dollar). Additionally, for 2022, net revenue from the company’s business in the United States amounted to 14 580m US dollar (2021: 14 259m US dollar; 2020: 13 815m US dollar) and net revenue from the company’s business in Brazil amounted to 8 256m US dollar (2021: 6 500m US dollar; 2020: 5 868m US dollar).
On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 632m US dollar (2021: 623m US dollar; 2020: 501m US dollar) and non-current
assets located in the country of domicile represented 2 533m US dollar (2021: 2 457m US dollar; 2020: 2 496m US dollar).